LONG-TERM INVESTMENTS (Details) - USD ($) $ in Thousands	Feb. 28, 2025	Feb. 29, 2024
LONG-TERM INVESTMENTS
Held-to-maturity investments	$ 80,213
Total	305,105	$ 284,266
Xiamen Meiyou Information and Technology Co., Ltd. ("Xiamen Meiyou")
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair values	18,047	18,260
Other investments
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair values	30,239	55,897
Fair value option investment		19,494
Available-for-sale investments	103,997	109,420
Long-term investment in third-party technology companies
LONG-TERM INVESTMENTS
Equity method investments	26,207	39,352
Fair value option investment	11,397
Ximalaya Inc
LONG-TERM INVESTMENTS
Available-for-sale investments	$ 35,005	$ 41,843